INCOME TAXES - Schedule of income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal
Current	$ 0	$ 26,728
Deferred	(199,880)	384
Change in valuation allowance	199,880	0
Income tax provision	$ 0	$ 27,112